Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-04 - Fidelity Managed Retirement 2025 Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	155
10 years	$ 346